TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA         ABBY L. INGBER
COLLEGE RETIREMENT AND EQUITIES FUND                          Senior Counsel
730 Third Avenue                                              (212) 916-5992
New York, NY 10017-3206                                       (212) 916-5221 FAX
212 490-9000          800 842-2733




                                                     November 4, 2002



VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re: Rule 497(j) Filing for TIAA-CREF Life Separate Account VA-1 (File Nos. 333-61761 and 811-08963)

Commissioners:

         On behalf of TIAA-CREF Life Insurance Company and TIAA-CREF Life Separate Account VA-1, pursuant to Rule 497(j) under the Securities Act of 1933, I certify that the form of prospectus dated October 28, 2002 that would have been filed pursuant to paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

         Please contact the undersigned at (212) 916-5992, if you have any questions or comments regarding this letter.

                                                Sincerely,


                                                /s/ Abby L. Ingber
                                                ------------------
                                                    Abby L. Ingber